Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale and Held-To-Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	$ 92,615,161	$ 84,029,645
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	6,517,305	4,363,576
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	327,178	846,250
Total fixed-maturity securities, available-for-sale, Fair value	98,805,288	87,546,971
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost		28
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		3,602
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0
Total fixed-maturity securities, held-to-maturity, Fair value	0	3,630
Equity securities amortized cost	261,073	316,541
Equity securities gross unrealized gain	10,836
Equity securities fair value	271,909	320,166
Available for sale and held-to-maturity securities, Amortized cost or cost	92,876,234	84,346,214
Available for sale and held-to-maturity securities, gross unrealized gains	6,528,141	4,370,803
Available for sale and held-to-maturity securities, gross unrealized losses	327,178	846,250
Available for sale and held-to-maturity securities, fair value	99,077,197	87,870,767
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	2,449,361	1,712,400
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	15,159	41,003
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	23,066	16,880
Total fixed-maturity securities, available-for-sale, Fair value	2,441,454	1,736,523
Agencies not backed by the full faith and credit of the U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	6,692	8,766
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	232	113
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	107	22
Total fixed-maturity securities, available-for-sale, Fair value	6,817	8,857
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	10,177,673	9,379,273
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	1,154,762	612,248
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	14,709	36,908
Total fixed-maturity securities, available-for-sale, Fair value	11,317,726	9,954,613
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	523,356	426,724
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	19,773	21,006
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	2,516	8,803
Total fixed-maturity securities, available-for-sale, Fair value	540,613	438,927
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	65,145,715	60,668,745
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	5,068,907	3,489,117
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	169,349	617,795
Total fixed-maturity securities, available-for-sale, Fair value	70,045,273	63,540,067
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost		28
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		5
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0
Total fixed-maturity securities, held-to-maturity, Fair value		33
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	14,297,121	11,824,876
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	246,150	189,019
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	117,431	165,842
Total fixed-maturity securities, available-for-sale, Fair value	14,425,840	11,848,053
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	15,243	8,861
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	12,322	11,070
Total fixed-maturity securities, available-for-sale, Fair value	27,565	19,931
Total fixed-maturity securities, held-to-maturity, Gross unrealized gains		3,597
Total fixed-maturity securities, held-to-maturity, Gross unrealized losses		0
Total fixed-maturity securities, held-to-maturity, Fair value		3,597
Common stock
Schedule of Available-for-sale Securities [Line Items]
Equity securities amortized cost	259,573	316,541
Equity securities gross unrealized gain	10,836	3,625
Equity securities gross unrealized losses		0
Equity securities fair value	270,409	$ 320,166
Preferred Stock
Schedule of Available-for-sale Securities [Line Items]
Equity securities amortized cost	1,500
Equity securities fair value	$ 1,500